New Standards, Interpretations and Amendments Adopted by the Group (Details 2) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Statement Line Items [Line Items]
Revenues	$ 362,430	$ 348,629	$ 1,099,288	$ 988,600	$ 1,355,139
Cost of revenues	282,240	271,434	854,856	772,588	1,058,316
Gross profit	80,190	77,195	244,432	216,012	296,823
Research and development expenses, net	9,891	10,076	31,339	29,459	39,853
Selling, marketing, general and administrative expenses	43,739	45,209	135,954	133,529	184,424
Other income					308
Operating income	26,560	21,910	77,139	53,024	72,854
Financial expenses	(4,409)	(3,593)	(9,106)	(17,279)	(21,773)
Financial income	304	(12)	1,740	239	606
Group's share of profits (losses) of companies accounted for at equity, net	(3)	107	(66)	517	1,124
Income before taxes on income	22,452	18,412	69,707	36,501	52,811
Taxes on income	4,297	5,504	16,020	11,834	13,371
Net income	18,155	12,908	53,687	24,667	39,440
Attributable to:
Equity holders of the Company	6,780	4,955	21,630	5,754	10,352
Redeemable non-controlling interests	1,591	928	4,702	2,104	3,671
Non-controlling interests	$ 9,784	$ 7,025	27,355	$ 16,809	$ 25,417
Adjustment due to adoption of IFRS 15 in current period [member]
Statement Line Items [Line Items]
Revenues			(4,438)
Cost of revenues
Gross profit			(4,438)
Research and development expenses, net
Selling, marketing, general and administrative expenses			(121)
Other income
Operating income			(4,317)
Financial expenses
Financial income
Group's share of profits (losses) of companies accounted for at equity, net
Income before taxes on income			(4,317)
Taxes on income			(114)
Net income			(4,203)
Attributable to:
Equity holders of the Company			(2,249)
Redeemable non-controlling interests
Non-controlling interests			(1,954)
Previous standards [Member]
Statement Line Items [Line Items]
Revenues			1,094,850
Cost of revenues			854,856
Gross profit			239,994
Research and development expenses, net			31,339
Selling, marketing, general and administrative expenses			135,833
Other income
Operating income			72,822
Financial expenses			(9,106)
Financial income			1,740
Group's share of profits (losses) of companies accounted for at equity, net			(66)
Income before taxes on income			65,390
Taxes on income			15,906
Net income			49,484
Attributable to:
Equity holders of the Company			19,381
Redeemable non-controlling interests			4,702
Non-controlling interests			$ 25,401